Short-Term Investments	12 Months Ended
Dec. 31, 2012
Short-Term Investments
4.	SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	As of December 31,
	2011	2012
	US$	US$
Fixed-rate time deposits	7,935	25,455
Available-for-sale security
—Equity security	657	1,386

	8,592	26,841

As of December 31, 2011 and 2012, the Group held fixed-rate time deposits in commercial banks and financial institutions with an original maturity of less than one year.

Interest income on the fixed-rate time deposits of US$491, US$1,849 and US$827 was recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

On November 4, 2010, the Group acquired 714,285 ADSs of SYSWIN Inc, a US listed company, at a consideration of US$5,000. The investment constituted a 1.01% ownership in SYSWIN Inc and was classified as an available-for-sale security. During the year ended December 31, 2011, the market price of SYSWIN Inc significantly declined and an other-than-temporary impairment loss of US$4,343, including a reclassification adjustment of US$721 from other comprehensive loss recognized in 2010, was recorded in the consolidated statement of comprehensive income. As a result, the new cost base of the available-for-sale security was US$657 as of December 31, 2011. During the first quarter of 2012, an other-than-temporary impairment loss of US$14 was recognized and accordingly the new cost base of the available-for-sale security was US$643 as of March 31, 2012. An unrealized gain of US$743 was recognized in other comprehensive income for the year ended December 31, 2012 due to the subsequent recovery in the share price of SYSWIN Inc.

The following is a summary of the available-for-sale security:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2012
—Equity security in SYSWIN Inc	643	743	—	1,386

December 31, 2011
—Equity security in SYSWIN Inc	657	—	—	657